Equity	6 Months Ended
Jun. 30, 2024
Equity
Equity

26.	Equity
26.1.	Share capital (net of share issuance costs)

As of June 30, 2024 and December 31, 2023, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

As of June 30, 2024, the Company held 155,764,169 treasury shares, amounting to US$ 1,118 (US$ 737 as of December 31, 2023), of which 222,760 are common shares and 155,541,409 are preferred shares.

26.2.	Profit Reserves

The following table presents the final balance of profit reserves as disclosed in the Statements of changes in shareholders’ equity:

	06.30.2024	12.31.2023
Legal	12,846	12,846
Statutory - R&D	3,397	3,397
Statutory – Capital remuneration	4,184	8,428
Tax incentives	1,998	1,998
Profit retention	43,038	43,038
Additional dividends proposed	−	2,934
Total	65,463	72,641

26.3.	Distributions to shareholders

Share repurchase program

On August 3, 2023, the Board of Directors approved a Share Repurchase Program, for the acquisition of up to 157.8 million preferred shares issued by the Company, on the Brazilian Stock Exchange (B3), to be held in treasury with subsequent cancellation, without reduction of share capital. This program is carried in the scope of the revised Shareholder Remuneration Policy, approved on July 28, 2023, within a maximum period of 12 months.

On August 4, 2024, the Program was closed, resulting in the repurchase of 155,468,500 preferred shares in the amount of US$ 1,116, including transaction costs (US$ 407 thousand), of which:

i.	104,064,000 preferred shares from August to December 2023 in the amount of US$ 735 (transaction costs of US$ 293 thousand); and
ii.	51,404,500 preferred shares January to June 2024 in the amount of US$ 381 (transaction costs of US$ 114 thousand).

The cancellation of the treasury shares will occur in the future by decision of the Company’s Board of Directors.

Dividends relating to 2023

On April 25, 2024, shareholders approved, at the Annual General Shareholders Meeting, the appropriation of the results for 2023 with a change to the management's original proposal made on March 7, 2024, of dividends referring to the application of the Shareholder Remuneration Policy formula (US$ 14,754), adjusting it to include the distribution of 50% of the remaining net income that had been appropriated to the capital remuneration reserve as an extraordinary dividend (US$ 4,244). Therefore, the total dividends for 2023 approved at the Annual General Shareholders Meeting is US$ 18,998 (equivalent to US$ 1.4634 per outstanding preferred and common share), as per the table below:

	Amount per Share	Amount
Anticipated dividends approved throughout 2023, including indexation to the SELIC interest rate, and paid until March 2024	0.9076	11,820
Dividends approved on March 7, 2024 (1) (2)	0.2270	2,934
Total dividends referring to the application of the Shareholder Remuneration Policy formula	1.1346	14,754
Extraordinary dividends (2)	0.3288	4,244
Total dividends relating to 2023	1.4634	18,998
(1)	The amount per share of dividends was updated in relation to that disclosed in the financial statements for 2023 due to the current share repurchase program.
(2)	The dates of the shareholding position of the dividends referring to the application of the Policy formula and extraordinary dividends are April 25 and May 2, 2024, respectively.

Following the Annual General Shareholders Meeting, the amount of complementary dividends is US$ 7,178, equivalent to US$ 0.5558 per outstanding preferred and common share, considering the dividends referring to the application of the Policy formula (US$ 2,934) and extraordinary dividends (US$ 4,244). This amount will be paid in two equal installments in May and June 2024, updated by the Selic rate from December 31, 2023 until the date of actual payments.

Dividends and interest on capital relating to the first quarter of 2024

On May 13, 2024, Petrobras’s Board of Directors approved the distribution of remuneration to shareholders in the amount of US$ 2,615, or R$ 13,446 million (US$ 0.2026 per outstanding preferred and common shares, or R$ 1.0416), based on the net income for the three-month period ended March 31, 2024, considering the application of the Shareholder Remuneration Policy formula (US$ 2,847) and the deduction of the shares repurchased by the Company during the period (US$ 232), excluding transaction costs, as presented in the following table:

	Date of approval	Date of record	Amount per common and preferred share	Amount
Interim dividends (1)	05.13.2024	06.11.2024	0.08702	1,123
Interim interest on capital (1)	05.13.2024	06.11.2024	0.11558	1,492
Total anticipated dividends			0.20260	2,615
(1)	The amount of dividends and interest on capital per share was updated due to the share repurchase program, which reduced the number of outstanding shares.

These dividends and interest on capital will be paid in two equal installments, in August and September 2024. The amounts will be adjusted by the SELIC rate from the date of payment of each installment until the end of the year and will be deducted from the remuneration that will be distributed to shareholders relating to 2024.

This anticipation of interest on capital resulted in a deductible expense which reduced the income tax expense by US$ 508. This amount was subject to withholding income tax (IRRF) of 15%, except for immune and exempt shareholders, as established in applicable law.

Dividends payable

Changes in the balance of dividends payable are set out as follows:

	Jan-Jun/2024	Jan-Jun/2023
Consolidated opening balance of dividends payable	3,539	4,171
Opening balance of dividends payable to non-controlling shareholders	38	2
Opening balance of dividends payable to shareholders of Petrobras	3,501	4,169
Additions relating to complementary dividends	7,178	6,864
Additions relating to anticipated dividends	2,615	4,970
Payments made	(10,578)	(10,397)
Monetary restatement	385	427
Transfers to unclaimed dividends	(40)	(45)
Withholding income taxes over interest on capital and monetary restatement	(166)	(200)
Translation adjustment	(601)	608
Closing balance of dividends payable to shareholders of Petrobras	2,294	6,396
Closing balance of dividends payable to non-controlling shareholders	1	−
Consolidated closing balance of dividends payable	2,295	6,396

Unclaimed dividends

As of June 30, 2024, the balance of dividends not claimed by shareholders of Petrobras is US$ 325 recorded as other current liabilities, as described in note 16 (US$ 241 as of December 31, 2023). The payment of these dividends was not carried out due to the lack of registration data for which the shareholders are responsible with the custodian bank for the Company's shares.

	Jan-Jun/2024	Jan-Jun/2023
Changes in unclaimed dividends
Opening balance	337	241
Prescription	(10)	45
Transfers from dividends payable	40	(7)
Translation adjustment	(42)	21
Closing Balance	325	300

26.4.	Earnings per share

		Jan-Jun/2024			Jan-Jun/2023
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	2,559	1,879	4,438	7,513	5,656	13,169
Weighted average number of outstanding shares	7,442,231,382	5,466,560,112	12,908,791,494	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.34	0.34	0.34	1.01	1.01	1.01
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	0.68	0.68	0.68	2.02	2.02	2.02

		Apr-Jun/2024			Apr-Jun/2023
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	(198)	(146)	(344)	3,325	2,503	5,828
Weighted average number of outstanding shares	7,442,231,382	5,455,611,812	12,897,843,194	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars	(0.03)	(0.03)	(0.03)	0.45	0.45	0.45
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	(0.06)	(0.06)	(0.06)	0.90	0.90	0.90
(1)	Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period. The change in the weighted average number of outstanding shares is due to the Share repurchase program (preferred shares) which is ongoing at the Company.

Diluted earnings per share are calculated by adjusting the net income attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings are identical as the Company has no potentially dilutive shares.